Borrowings and Federal Home Loan Bank Advances (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Short Term Debt [Line Items]
Uncommitted secured lines of credit	$ 1,000,000,000
Number of banks | item	6
Daily borrowings under our uncommitted secured lines	$ 444,400,000
Compensating balances	0
Trading securities pledged	2,000,000,000	$ 1,700,000,000
Federal home loan advances, floating-rate	745,000,000
Revolving Credit Facility
Short Term Debt [Line Items]
Committed revolving credit facility	$ 200,000,000
Revolving credit facility expiration date	2020-03
LIBOR rate	2.00%
Outstanding on our revolving credit facility	$ 0
Company Owned Securities [Member]
Short Term Debt [Line Items]
Uncommitted secured lines of credit	256,000,000
Trading securities pledged	$ 292,700,000
Federal Home Loan Bank advances [Member]
Short Term Debt [Line Items]
Weighted average interest rate on borrowings	1.07%